Supplemental Cash Flow Information - Assets, Liabilities and Other Items of Bonsai Garage Corporation Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents		¥ 123,606	¥ 134,698	¥ 33,652	¥ 20,254
Current liabilities		(101,417)	(86,436)
Gain on divestiture of business and subsidiary		10,444	1,731
Cash disposed on loss of control of subsidiary		¥ (581)	¥ (485)
Bonsai Garage Corporation [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents	¥ 3
Other current assets	10
Current liabilities	(34)
Gain on divestiture of business and subsidiary	21
Consideration received	0
Cash disposed on loss of control of subsidiary	¥ (3)